Derivatives and hedge accounting - Carrying amount of hedged items in fair value hedges (Details) - Fair-value hedges - SEK (kr) kr in Millions	Dec. 31, 2023	Dec. 31, 2022
Carrying amounts of hedge items
Book value assets	kr 26,466	kr 28,116
Fair value hedge adjustments, assets	(790)	(1,648)
Book value liabilities	256,561	235,370
Fair value hedge adjustments, liabilities	(1,622)	(9,312)
Loans in the form of interest-bearing securities
Carrying amounts of hedge items
Book value assets	12,852	12,757
Fair value hedge adjustments, assets	(648)	(1,089)
Loans to credit institutions
Carrying amounts of hedge items
Book value assets	1,002	988
Fair value hedge adjustments, assets	(15)	(45)
Loans to the public
Carrying amounts of hedge items
Book value assets	12,612	14,371
Fair value hedge adjustments, assets	(127)	(514)
Debt securities issued
Carrying amounts of hedge items
Book value liabilities	256,561	235,370
Fair value hedge adjustments, liabilities	kr (1,622)	kr (9,312)